INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Other financial assets (Details) - USD ($)	Dec. 31, 2024	Jun. 30, 2024
Current
Other financial assets-Current	$ 2,018,893	$ 11,695,528
Non-current
Other financial assets - Non-current	817,544	634,553
US Treasury bills
Current
Other financial assets-Current		1,993,668
Mutual funds
Current
Other financial assets-Current	48,520	6,658,805
Shares Of Moolec Science S.a.
Current
Other financial assets-Current	1,113,000	1,530,375
Other investments
Current
Other financial assets-Current	857,373	1,512,680
Non-current
Other financial assets - Non-current	373,131	190,080
Shares of Bioceres Group PLC.
Non-current
Other financial assets - Non-current	$ 444,413	$ 444,473